Notes Payable/Convertible Debt (Details) - USD ($)	1 Months Ended										6 Months Ended		12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Mar. 27, 2020	Mar. 25, 2020	Mar. 25, 2020	Mar. 21, 2020	Mar. 21, 2020	Oct. 30, 2019	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Notes Payable/Convertible Debt (Details) [Line Items]
Notes payable, description								the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was outstanding as of January 31, 2021. The note matures June 17, 2022 and accrues interest at 0.98% per year.	the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the six months ended July 31, 2021.
Loan amount														$ 215,000
Additional loan		$ 100,000	$ 100,000	$ 60,000
Total loan				$ 275,000
Conversion stock issued (in Shares)					25,000
Convertible debt amount					$ 275,000
Loss on extinguishment of debt					$ 12,500
Line of credit, term											Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year.		Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029 with interest of 5% per year.
Line of credit amount											$ 160,000		$ 160,000
Interest rate, percentage											5.00%		5.00%
Assumed amount											$ 139,184		$ 139,184
Payments of principal interest											1,697		1,697
Principal payment													3,351
Principal and interest payments											8,344		2,217
Balance due											122,196			129,078
Convertible notes payable current											$ 14,119			$ 13,885
Lease of description											The leases mature in 2025 and 2026.			The leases mature in 2025 and 2026.
Borrowing rate, percentage											5.00%			5.00%
Related party payable, description	the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021 or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. Pocono Coated Products LLC, a related party, is a shareholder of the Company.
Convertible notes payable, description										the Company entered into a securities purchase agreement with two investors pursuant to which the Company issued to the investors (i) 6% one-year convertible promissory notes in the principal amount of $270,000 and (ii) three-year warrant to purchase 50,000 shares of common stock at an exercise price equal to the lesser of (i) $20.90 or (ii) if the Company completes a public offering, 110% of the initial public offering price of the common stock in the public offering. The loans contained an original issue discount of $20,000 resulting in gross proceeds from this financing of $250,000.
Description of convertible notes										the lesser of (i) the per share price of our common stock offered in a public offering or (ii) the variable conversion price, which is defined as 70% of the lowest trading price of the common stock during the 20 trading days preceding the date of conversion. The conversion price and the percentage of the trading price is subject to downward adjustment in the event the Company fails to comply with the obligations under the notes. The Company has the right to prepay the notes during the 180 days following the issuance of the notes at a premium of 115% of the outstanding principal and interest during the 60 days following the date of issuance of the note, which percentage increases to 125% during the remainder of the 180-day period. The Company is required to pay the notes one business day after the closing of the first to occur of (a) the next public offering of the Company’s securities or (b) the next private placement of the Company’s equity or debt securities in which the Borrower received net proceeds of at least $1.0 million, (c) issuance of securities pursuant to an equity line of credit or (d) a financing with a bank or other institutional lender.
Fair value of conversion price											$ 128,870		128,870
Fair value of the warrants											888,789		888,789
Debt discount											270,000		270,000	$ 67,500
Initial derivative expense											767,650		767,650
Discount remaining amount														202,500
Principal amount						$ 270,000	$ 270,000
Prepayment fee						69,131	69,131
Accrued interest						$ 345,565	$ 345,565
Derivative liability													928,774	928,774
Payment for Debt Extinguishment or Debt Prepayment Cost													81,631
Interest expense, debt													280,686
Interest expenses including amortization debt discount amount													272,130
Interest expense											8,780	$ 2,718	8,566
Forgiveness of debt											8,344
Amortization of debt discount											73,108	202,500	272,130	67,500
Interest expense, debt											81,888	205,218
Expense including amortization of debt discount												$ 202,500
Officers [Member]
Notes Payable/Convertible Debt (Details) [Line Items]
Balance due													40,194
Advanced amount														$ 29,067
Expenses amount													12,628
Chief Operating Officer [Member]
Notes Payable/Convertible Debt (Details) [Line Items]
Expenses amount													$ 5,500
Related Party Payable [Member]
Notes Payable/Convertible Debt (Details) [Line Items]
Related party payable, description	the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. Pocono Coated Products LLC, a related party, is a shareholder of the Company.
Amortization of debt discount											71,308
Balance due											$ 1,475,631